UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08896

Buffalo USA Global Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Buffalo USA Global Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Shares			Value
	COMMON STOCKS - 99.83%
	Consumer Discretionary - 13.10%
	Auto Components - 5.82%
117,000	Gentex Corp.		$1,820,520
24,300	Johnson Controls, Inc.		2,087,856
			3,908,376

	Hotels, Restaurants & Leisure - 5.18%
15,100	Las Vegas Sands Corp. (a)		1,351,148
48,000	McDonald's Corp.		2,127,840
			3,478,988

	Specialty Retail - 2.10%
36,000	Tiffany & Co.		1,412,640
	Total Consumer Discretionary		8,800,004

	Consumer Staples - 11.75%
	Beverages - 2.01%
27,900	The Coca-Cola Co.		1,346,175

	Food Products - 2.50%
32,450	Wm. Wrigley Jr. Co.		1,678,314

	Household Products - 7.24%
21,500	Colgate-Palmolive Co.		1,402,660
21,800	Kimberly-Clark Corp.		1,481,310
30,815	Procter & Gamble Co.		1,980,480
			4,864,450
	Total Consumer Staples		7,888,939

	Energy - 2.44%
	Energy Equipment & Services - 2.44%
52,900	Halliburton Co.		1,642,545
	Total Energy		1,642,545

	Financials - 5.85%
	Insurance - 5.85%
42,100	AFLAC, Inc.		1,936,600
27,800	American International Group, Inc.		1,992,148
	Total Financials		3,928,748

	Health Care - 29.96%
	Health Care Equipment & Supplies - 15.15%
46,800	Baxter International, Inc.		2,171,052
46,200	ev3, Inc. (a)		796,026
36,600	Mentor Corp.		1,788,642
22,500	Millipore Corp. (a)		1,498,500
19,700	Sigma-Aldrich Corp.		1,531,084
14,100	Varian Medical Systems, Inc. (a)		670,737
35,100	Waters Corp. (a)		1,718,847
			10,174,888

	Health Care Providers & Services - 2.80%
68,500	IMS Health, Inc.		1,882,380

	Pharmaceuticals - 12.01%
45,500	Abbott Laboratories		2,216,305
18,100	Johnson & Johnson		1,194,962
95,500	Schering-Plough Corp.		2,257,620
47,000	Wyeth		2,393,240
			8,062,127
	Total Health Care		20,119,395

	Industrials - 6.13%
	Commercial Services & Supplies - 6.13%
16,400	Getty Images, Inc. (a)		702,248
49,800	Heidrick & Struggles International, Inc. (a)		2,109,528
42,100	Sotheby's		1,305,942
	Total Industrials		4,117,718

	Information Technology - 30.60%
	Communications Equipment - 4.84%
71,300	Cisco Systems, Inc. (a)		1,948,629
63,400	Motorola, Inc.		1,303,504
			3,252,133
	Electronic Equipment & Instruments - 3.78%
53,300	Dolby Laboratories, Inc. - Class A (a)		1,653,366
27,900	Molex, Inc.		882,477
			2,535,843

	Semiconductor & Semiconductor Equipment - 16.45%
26,500	Analog Devices, Inc.		871,055
80,002	Applied Materials, Inc.		1,476,037
42,505	Cabot Microelectronics Corp. (a)		1,442,620
70,300	Entegris, Inc. (a)		760,646
25,000	FormFactor, Inc. (a)		931,250
61,800	Integrated Device Technology, Inc. (a)		956,664
86,300	Intel Corp.		1,747,575
31,400	KLA-Tencor Corp.		1,562,150
57,300	National Semiconductor Corp.		1,300,710
			11,048,707

	Software - 5.53%
59,800	Microsoft Corp.		1,785,628
57,200	Oracle Corp. (a)		980,408
41,300	Red Hat, Inc. (a)		949,900
			3,715,936
	Total Information Technology		20,552,619

	TOTAL COMMON STOCKS (Cost $46,694,238)		67,049,968

	SHORT TERM INVESTMENTS - 0.26%
	Investment Company - 0.26%
172,847	SEI Daily Income Trust Treasury II Fund - Class B		172,847
	Total Investment Companies		172,847

	TOTAL SHORT TERM INVESTMENTS ($172,847)		172,847

	Total Investments (Cost $46,867,085) - 100.09%		67,222,815

	Liabilities in Excess of Other Assets - (0.09)%		(62,220)

	TOTAL NET ASSETS - 100.00%		$67,160,595

	Percentages are stated as a percent of net assets.

	(a) Non-Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$46,867,085
	Gross unrealized appreciation	20,909,688
	Gross unrealized depreciation	(553,958)
	Net unrealized appreciation	$20,355,730

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo USA Global Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway
                                                 Kent W. Gasaway, President and Treasurer

Date  2/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway
                                                    Kent W. Gasaway, President and Treasurer

Date  2/26/07

* Print the name and title of each signing officer under his or her signature.